11 Intangible assets and goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	13.00%	12.60%
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Description of key assumptions on which management has based cash flow projections	An increase of 13 basis point in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2020, or a decrease of 50 basis points on estimated EBITDA would have not resulted in significant impacts on these financial statements.